LEASES	12 Months Ended
Dec. 31, 2019
Disclosure of leases [Abstract]
LEASES
NOTE 27 – LEASES

The Company is obligated under various leases for office spaces and office equipment.

Movements in right-of-use assets and lease liabilities as of December 31, 2019 were as follow:

Right-of-use assets	Office spaces	Office equipments	Total

January 1, 2019	46,567	—	46,567
Additions	16,778	6,812	23,590
Additions from business combinations (note 25.12)	2,863	409	3,272
Depreciation (note 6)	(14,519)	(65)	(14,584)
Translation	(64)	—	(64)
December 31, 2019	51,625	7,156	58,781

Lease liabilities

January 1, 2019	46,887
Additions (1)	23,590
Additions from business combinations (note 25.12)	3,347
Foreign exchange difference (1)	(92)
Interest expense (1)	3,464
Payments (2)	(15,833)
December 31, 2019	61,363

(1) Non-cash transactions.
(2) Cash transactions.

The outstanding balance of the lease liabilities as of December 31, 2019 is as follows:

Lease liabilities

Current	19,439
Non-current	41,924
TOTAL	61,363

The Company has some lease contracts that have not yet commenced as of December 31, 2019. The future lease payments for these lease contracts are disclosed as follows:

Year	Amount
2020	1,413
2021	2,468
2022	2,731
2023	2,775
2024	2,855
2025	478

The maturity analysis of lease liabilities is presented in note 28.5.

The expense related to short-term and low-value leases was not material.

As required by the IAS 17, the undiscounted amounts of future fixed minimum annual lease commitments are as follows at December 31, 2018:

Year	Amount

2019	16,051
2020	14,097
2021	8,356
2022	6,500
2023 onwards	10,218
Total	55,222